May 24, 2013

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Global Real Estate Fund

Supplement to the Prospectus and Summary Prospectus Dated January 30, 2013

Change in Sub-Advisor

On May 23, 2013, the Board of Trustees (the “Board”) of Touchstone Funds Group Trust, including those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, as amended, approved the selection of Forum Securities Limited (“Forum Securities”) as sub-advisor to the Touchstone Global Real Estate Fund (the “Fund”). The change of sub-advisor from Russell Implementation Services, Inc. (“Russell”), the current interim sub-advisor to the Fund, to Forum Securities will be effective on or about the close of business on May 24, 2013.  In selecting Forum Securities as sub-advisor, the Board considered, among other factors, the nature, extent, and quality of the management services proposed by Forum Securities and the experience of the personnel providing those services; the history of Forum Securities’ investment performance relating to the services; and the fees associated with those services.  All references to Russell as sub-advisor of the Fund in the summary prospectus and prospectus are deleted and replaced with Forum Securities Limited.  Additionally, the following changes have been made to the summary prospectus and prospectus.

The Fund’s Principal Investment Strategies

The section of the prospectus entitled, “The Fund’s Principal Investment Strategies”, is replaced with the following:

The Fund invests, under normal market conditions, at least 80% of its net assets (including borrowings for investment purposes) in real estate equity securities of U.S. and foreign companies without regard to market capitalization.  This is a non-fundamental investment policy that can be changed by the Fund upon 60 days’ prior notice to shareholders.  For purposes of this Fund, real estate equity securities include common stocks, preferred stocks, and other equity securities issued by real estate investment trusts (“REITs”) and other real estate operating companies that derive the majority of their revenue from the direct or indirect ownership, construction, financing, management, or sale of commercial, industrial, or residential real estate.  The Fund will invest significantly (generally 40% or more of the Fund’s assets) in real estate equity securities of companies domiciled outside the U.S. or with a majority of their assets or real estate activities outside the U.S.

The Fund’s sub-advisor, Forum Securities Limited (“Forum Securities”), will seek to achieve returns that are equal to or ahead of the Fund’s benchmark index, the FTSE EPRA/NAREIT Developed Index (the “Index”), while generating current income that is in excess of that of the Index and experiencing volatility that is below that of the Index.  Forum Securities will utilize proprietary return and risk models to select investments that have either high and sustainable dividends or a combination of characteristics believed by Forum Securities to enable the investments to generate sustainable returns in excess of the Index.  These characteristics include market positioning, property quality, management expertise, business model and structure, financial management, and valuation.  It is anticipated that these characteristics will vary in significance over time as global and regional economic cycles fluctuate.

Forum Securities will sell a security if it achieves the targeted total return, the current return no longer warrants investment given the perception of the inherent risks, or if the investment team feels that better returns can be achieved elsewhere. Factors that may impact the expected return and risk outlook are:

•              The fundamental characteristics of the company change;

•              The evolution of the business cycle changes the long term prospects for the company;

•              Management deviates from the stated business plan;

•              Management adopts policies the investment team deems either to be unfriendly to shareholders, or to destroy value for existing shareholders; and

•              The security’s valuation is excessive relative to its peers or Forum Securities’ internally derived value.

The Fund is non-diversified and may invest a significant percentage of its assets in the securities of a single company.  The Fund concentrates its investments in the real estate industry.

The Principal Risks and Investment Strategies and Risks

“Tracking Error Risk”, which was added to the sections of the prospectus “The Principal Risks” and “Investment Strategies and Risks” by the Supplement to the Prospectus and Summary Prospectus dated February 21, 2013, is deleted.

Investment Sub-Advisor

The section of the prospectus, “Investment Sub-Advisor”, is replaced with the following:

Investment Sub-Advisor	Portfolio Manager(s)	Investment Experience	Primary Title with Investment Sub-Advisor

Forum Securities Limited	Dan Pine	Managing the Fund since May 2013	Managing Director
	Jana Sehnalova	Managing the Fund since May 2013	Managing Director
	Douglas Funke	Managing the Fund since May 2013	Managing Director

Sub-Advisors

In the section of the prospectus, “Sub-Advisors”, the paragraph regarding Russell is replaced with the following:

Forum Securities Limited (“Forum Securities”), a SEC registered investment advisor, serves as sub-advisor to the Touchstone Global Real Estate Fund. Forum Securities is a subsidiary of Forum Holdings and an affiliate of Forum Partners Investment Management LLC. Forum Securities manages private investment accounts for institutions and family offices, with an investment focus on long-only and hedged global real estate public securities strategies. As sub-advisor, Forum Securities makes investment decisions for the Fund within the Fund’s investment policies and guidelines. As of March 31, 2013, Forum Securities had approximately $400 million of assets under management.

Portfolio Managers

In the section of the prospectus, “Portfolio Managers”, the sub-section, “Touchstone Global Real Estate Fund”, is replaced with the following:

Dan Pine

Dan Pine is a Managing Director and the head of Forum Securities’ office in Greenwich, Connecticut. He has day-to-day responsibility for all portfolio decisions across Forum Securities strategies. Mr. Pine has a history of successful real estate securities investing and 32 years of investment experience. Prior to joining Forum Securities in 2009, Mr. Pine was a Managing Director at Citi Property Investors (“CPI”) and the head of CPI’s Global Real Estate Securities team for five years. Mr. Pine previously worked at AllianceBernstein for eight years, where he was Senior Vice President of Real Estate Research and Portfolio Management. Prior to his position at AllianceBernstein, Mr. Pine was Senior Vice President at Desai Capital Management, where he was responsible for public and private investments in real estate, consumer and health care companies.

Mr. Pine is a graduate of the University of Pennsylvania where he did post-graduate work in evolutionary biology. He holds the Chartered Financial Analyst designation.

Jana Sehnalova

Jana Sehnalova is a Managing Director and Global Portfolio Manager with 13 years of real estate and equities experience. Ms. Sehnalova joined Forum Securities in 2009 and is currently based in its office in Singapore. Before joining Forum Securities, Ms. Sehnalova worked for five years as a portfolio manager and an international analyst in the Global Real Estate Securities team at Citi Property Investors. Prior to this position, she worked at European Investors Inc. for three years.

Ms. Sehnalova holds an LLM in law (summa cum laude) from Charles University’s Faculty of Law in Prague, Czech Republic. She also holds an MBA from the University of Economics in Prague.

Douglas Funke

Douglas Funke is a Managing Director and Global Portfolio Manager with Forum Securities based in Greenwich. Prior to joining Forum Securities in 2012, Mr. Funke spent 6 years as a Managing Director at BeachStreet Capital where he advised hedge funds, institutional money managers, high net worth clients and public and private companies on real estate and real estate related matters. Prior to this position, Mr. Funke spent 12 years at Morgan Stanley, most recently, as a Managing Director and Co-Portfolio Manager of Morgan Stanley Investment Management’s US Real Estate Fund.

Mr. Funke holds an AB in Economics and Political Science from the University of Chicago.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-TGAAX-S9-1301

May 24, 2013

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Global Real Estate Fund

Supplement to the Statement Of Additional Information Dated January 30, 2013

Change in Sub-Advisor

On May 23, 2013, the Board of Trustees (the “Board”) of Touchstone Funds Group Trust, including those Trustees who are not “interested persons” of the Trust, as such term is defined in the Investment Company Act of 1940, as amended, approved the selection of Forum Securities Limited (“Forum Securities”) as sub-advisor to the Touchstone Global Real Estate Fund (the “Fund”).  The change of sub-advisor from Russell Implementation Services, Inc. (“Russell”), the current interim sub-advisor to the Fund, to Forum Securities will be effective on or about the close of business on May 24, 2013.  In selecting Forum Securities as sub-advisor, the Board considered, among other factors the nature, extent, and quality of the management services proposed by Forum Securities and the experience of the personnel providing those services; the history of Forum Securities’ investment performance relating to the services; and the fees associated with those services.  All references to Russell as sub-advisor of the Fund in the Statement of Additional Information (“SAI”) are deleted and replaced with Forum Securities Limited.  Additionally, the following changes have been made.

Definitions, Policies and Risk Considerations

“Tracking Error Risk”, which was added to the section of the SAI, “Definitions, Policies and Risk Considerations” by the Supplement to the Statement of Additional Information dated February 21, 2013, is deleted.

The Sub-Advisors

In the section of the SAI, “The Sub-Advisors”, the following replaces the reference to Russell in the paragraph “Sub-Advisor Control”:

Forum Securities Limited (“Forum Securities”) is a subsidiary of Forum Holdings Limited and an affiliate of Forum Partners Investment Management LLC.  The Forum entities, in their entirety, are wholly owned by employees.

Portfolio Managers

In the section of the SAI, “Portfolio Managers”, the sub-section “Touchstone Global Real Estate Fund” is replaced with the following:

Touchstone Global Real Estate Fund

Sub-Advisor: Forum Securities Limited (“Forum Securities”)

Portfolio Manager/Types of Accounts	Total Number of Other Accounts Managed	Total Other Assets (million)	Number of Other Accounts Managed Subject to a Performance Based Advisory Fee	Total Other Assets Managed subject to a Performance Based Advisory Fee (million)

Dan Pine
Registered Investment Companies	1	$0.5	0	$0

Other Pooled Investment Vehicles	0	$0	0	$0

Other Accounts	8	$442.5	0	$0

Jana Sehnalova
Registered Investment Companies	1	$0.5	0	$0

Other Pooled Investment Vehicles	0	$0	0	$0

Other Accounts	8	$442.5	0	$0

Douglas Funke
Registered Investment Companies	1	$0.5	0	$0

Other Pooled Investment Vehicles	0	$0	0	$0

Other Accounts	8	$442.5	0	$0

The information in the table above is provided as of May 24, 2013.

Material Conflicts of Interest (as of May 24, 2013).  The portfolio managers anticipate no material conflicts of interest.  The sub-advisor adheres to a code of ethics that delineates the primacy of client interest over those of the manager and defines protocols to enable all clients to be treated equally.

Compensation (as of May 24, 2013).  All members of the Forum Securities team are compensated based upon the performance of the team as well as individual contribution.  Compensation includes a fixed base salary, as well as discretionary cash bonus, participation in pooled investment vehicles and firm equity.  Discretionary compensation is based upon the manager’s overall contribution to Forum Securities, and not directly tied to the performance of any account.  Performance is judged by investment returns relative to the Fund’s benchmark, the FTSE EPRA/NAREIT Developed Index, growth in Forum Securities’ assets under management, and contribution to the Forum Securities’ overall success.

Ownership of Shares of the Fund.

The following table indicates for the Fund the dollar range of shares beneficially owned by the portfolio managers as of
May 24, 2013:

Portfolio Manager	Dollar Range of Beneficial Ownership
Dan Pine	None
Jana Sehnalova	None
Douglas Funke	None

Proxy Voting

The following is added to Appendix B of the SAI:

Forum Securities Limited (the “Manager”) has adopted and implemented a Proxy Voting and Disclosure Policy & Procedure (the “Procedures”) concerning proxies voted by the Manager on behalf of each Client who delegates voting authority to the Manger. The Procedures may be changed as necessary to remain current with regulatory requirements and internal policies and procedures. Because Manager considers each proxy proposal and the related corporate circumstances independently, it may vote differently with respect to similar proposals for different companies. Manager recognizes that under certain circumstances it may have a material conflict of interest in voting proxies on behalf of its Clients. Such circumstances may include situations where the Manager, its officers, directors or employees, has or is seeking a Client relationship with the issuer of the security that is the subject of the proxy vote. In the event of a material conflict of interest, an independent third party proxy service provider will be engaged by the Manager to obtain a vote recommendation. The Manager will adopt the vote recommendation of the third party proxy service provider if the Manager reasonably believes that recommendation appears to be in the best interest of its Clients. For each proxy, the Manager maintains all related records as required by applicable law.

Procedure

Forum Securities Limited coordinates with clients’ custodians to ensure that accounts are set up for voting proxies. Each of the custodians have arranged with a service provider BROADRIDGE (using Broadridge’s PROXYEDGE voting platform) to give information as to current share holdings on upcoming proxy agendas for voting on securities held in the Manager’s client accounts (see: www.proxyedge.com;) .

The Manager’s operations team views PROXYEDGE daily to determine if any new or undecided agendas need to be reviewed or voted. The Manager’s operations team communicates the proxy ballot details to the portfolio managers. Once a decision is reached, the portfolio manager instructs operations how they wish to vote. At this time, the operations team logs into ProxyEdge to submit the ballot as instructed by the portfolio manager. The portfolio manager’s instructions and reports providing details for the proxy are all stored on a centralized drive. Additionally, the ballot and investment manager’s vote are also stored on ProxyEdge. PROXYEDGE submits votes for the Manager’s accounts once a decision has been submitted online and retains records regarding all votes. Manager currently votes proxies on all of its accounts except for the one, as this client has elected to vote their own proxies.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Phone: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-SAI-S2-1304

May 24, 2013

TOUCHSTONE FUNDS GROUP TRUST

Touchstone Small Cap Value Fund

Supplement to the Prospectus, Summary Prospectus and

Statement of Additional Information Dated January 30, 2013

Notice of Changes to the Touchstone Small Cap Value Fund

At a meeting held on May 23, 2013 (the “Meeting”), the Board of Trustees (the “Board”) of Touchstone Funds Group Trust (the “Trust”), including those Trustees who are not “interested persons” of the Trust as such term is defined in the Investment Company Act of 1940, as amended, unanimously approved a reduction in the advisory fee of the Touchstone Small Cap Value Fund (the “Fund”).  Effective November 30, 2013 the Fund will pay its investment advisor, Touchstone Advisors, Inc. (the “Advisor”), an advisory fee of 0.90% of the Fund’s average daily net assets.

The Board also determined at the Meeting that it was in the best interest of shareholders of the Fund to reduce the Fund’s current expense limitation amounts.  Therefore, the Board unanimously approved an amendment to the expense limitation agreement between the Advisor and the Trust.  Effective November 30, 2013 the Advisor has contractually agreed to waive a portion of its fees or reimburse certain Fund expenses in order to limit annual fund operating expenses to 1.38%, 2.13%, 1.13%, and 0.98% for Class A, C, Y, and Institutional Class shares, respectively.  This expense limitation will remain in effect until at least January 30, 2015, but can be terminated by a vote of the Board if they deem the termination to be beneficial to the Fund’s shareholders. The Advisor is entitled to recoup, subject to approval by the Board, such amounts reduced or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Fund. No recoupment will occur unless the Fund’s expenses are below the expense limitation.

Please contact your financial advisor or Touchstone Investments at 800.543.0407 if you have any questions.

P.O. Box 9878 • Providence, RI 02940-8078

Ph: 800.543.0407 • TouchstoneInvestments.com

Touchstone Funds are distributed by Touchstone Securities, Inc.*

*A registered broker-dealer and member FINRA and SIPC

A Member of Western & Southern Financial Group

Please retain this Supplement for future reference.

TSF-56-TFGT-TVOAX-S8-1301